Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Issued capital [member]	Share premium [member]	Other capital reserves [member]	Employee benefit trust [member]	Other reserves [member]	Accumulated losses [member]	Translated reserve
Beginning balance at Dec. 31, 2019	£ 40,256	£ 294	£ 121,684	£ 59,147	£ (1,305)	£ 7,000	£ (146,065)	£ (499)
Loss for the year	(163,628)						(163,628)
Other comprehensive income	349							349
Total comprehensive (loss)/income for the year, attributable to equity holders of the parent	(163,279)						(163,628)	349
Share-based payments	1,558			1,558
Issuance of share capital, net	16,937	347	18,715			(2,125)
Conversion of loan notes and warrants	55,949	375	21,386	34,188
Reclassification of loan notes embedded derivative	33,481			33,481
Conversion of warrants	127	1				126
Ending balance at Dec. 31, 2020	(14,971)	1,017	161,785	128,374	(1,305)	5,001	(309,693)	(150)
Loss for the year	12,725						12,725
Other comprehensive income	(191)							(191)
Total comprehensive (loss)/income for the year, attributable to equity holders of the parent	12,534						12,725	(191)
Share-based payments	3,302			3,302
Issuance of share capital, net	79,210	601	78,609
Exercise of share options	46			(119)	165
Conversion of loan notes and warrants	7,881	137	7,066	(1,722)		2,400
Ending balance at Dec. 31, 2021	88,002	1,755	247,460	129,835	(1,140)	7,401	(296,968)	(341)
Loss for the year	(34,196)						(34,196)
Other comprehensive income	(1,828)							(1,828)
Total comprehensive (loss)/income for the year, attributable to equity holders of the parent	(36,024)						(34,196)	(1,828)
Share-based payments	3,862			3,862
Exercise of share options				(82)	82
Conversion of loan notes and warrants	5,958	120	6,843	(1,005)
Issuance of warrants	70			70
Ending balance at Dec. 31, 2022	£ 61,868	£ 1,875	£ 254,303	£ 132,680	£ (1,058)	£ 7,401	£ (331,164)	£ (2,169)